UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2003

If amended report check here:      |_|;                   Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.



Name of Institutional Investment Manager Filing this Report:

Name:               The Baupost Group, L.L.C.
Business Address:   10 St. James Avenue, Suite 2000
                    Boston, MA 02116

13F File Number: 28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul C. Gannon
Title:  Chief Financial Officer
Phone:  617-210-8300

Signature, Place and Date of Signing:



Paul C. Gannon, Boston Massachusetts, August 13, 2003



Report Type:

[ X ]      13F HOLDINGS REPORT

[   ]      13F NOTICE

[   ]      13F COMBINATION REPORT



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: $193,543
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE



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Form 13F INFORMATION TABLE



                                      TITLE                                 SHARES OR
NAME OF ISSUER                          OF                    CUSIP           VALUE   PRINCIPAL   TYPE  INVSTMNT  OTHER    VOTING
                                      CLASS                                 (x$1000)    AMOUNT          DISCRTN   MNGRS   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------

ALADDIN KNOWLEDGE SYS LTD            ORD                   M0392N101         1,614      425,656    SH      SOLE    N/A      425,656
ALLEGHENY ENERGY INC                 COM                   017361106        42,250    5,000,000    SH      SOLE    N/A    5,000,000
ARENA PHARMACEUTICALS INC            COM                   040047102         8,338    1,250,000    SH      SOLE    N/A    1,250,000
ASCENTIAL SOFTWARE CORP              COM                   04362P108         5,758      350,700    SH      SOLE    N/A      350,700
BANK UTD CORP LITIGATN CONT          RIGHT 99/99/9999      065416117           148    1,847,500    SH      SOLE    N/A    1,847,500
CATALYTICA ENERGY SYS INC            COM                   148884109         6,598    2,443,815    SH      SOLE    N/A    2,443,815
CITIBANK WEST FSB SAN FRAN C         CONT LITIG REC        17306J202         2,077    1,941,200    SH      SOLE    N/A    1,941,200
CITIBANK WEST FSB SAN FRAN C         2ND CONT LITIG        17306J301           276    1,842,000    SH      SOLE    N/A    1,842,000
CITIGROUP INC                        *W EXP 99/99/999      172967127         8,606    8,437,621    SH      SOLE    N/A    8,437,621
DIME BANCORP INC NEW                 *W EXP 99/99/999      25429Q110         2,067   13,783,218    SH      SOLE    N/A   13,783,218
GLENAYRE TECHNOLOGIES INC            COM                   377899109         1,781    1,300,000    SH      SOLE    N/A    1,300,000
HUTTIG BLDG PRODS INC                COM                   448451104         4,755    1,754,600    SH      SOLE    N/A    1,754,600
JACUZZI BRANDS INC                   COM                   469865109           232       43,900    SH      SOLE    N/A       43,900
NATUS MEDICAL INC DEL                COM                   639050103         4,549    1,000,000    SH      SOLE    N/A    1,000,000
NTL INC DEL                          COM                   62940M104        15,145      440,000    SH      SOLE    N/A      440,000
OCTEL CORP                           COM                   675727101         5,492      395,100    SH      SOLE    N/A      395,100
OMNOVA SOLUTIONS INC                 COM                   682129101        14,087    3,486,900    SH      SOLE    N/A    3,486,900
PARAMETRIC TECHNOLOGY CORP           COM                   699173100        15,956    5,283,600    SH      SOLE    N/A    5,283,600
POLYONE CORP                         COM                   73179P106        12,998    2,920,900    SH      SOLE    N/A    2,920,900
RADVISION LTD                        ORD                   M81869105        22,776    3,399,375    SH      SOLE    N/A    3,399,375
RYERSON TULL INC NEW                 COM                   78375P107         9,657    1,099,879    SH      SOLE    N/A    1,099,879
SELECTICA INC                        COM                   816288104         7,925    2,500,000    SH      SOLE    N/A    2,500,000
SOUTHERN BANC INC                    COM                   842233108           458       30,500    SH      SOLE    N/A       30,500




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